FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash	$ 1,049,049	$ 4,418,236	$ 1,246,244	$ 411,223
Accounts receivable	535,659	1,824,563
Current liabilities	958,086	1,795,745
Accounts payable and accrued liabilities	814,777	1,638,020
Income tax payable	91,566	71,341
Current portion of lease liability	51,743	86,384
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,049,049	4,418,236
Accounts receivable	535,659	1,824,563
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	105,820	476,341
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	15,349	172,842
Credit risk [Member] | Customer C [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable		678,100
Credit risk [Member] | Customer D [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	150,300	149,066
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,049,049	4,418,236
Current liabilities	958,086	1,795,745
Accounts payable and accrued liabilities	786,354	1,100,376
Due to related party	28,423	537,644
Income tax payable	91,566	71,341
Current portion of lease liability	51,743	86,384
Undiscounted contractual lease liabilities	$ 100,709	$ 122,534
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	2.00%	14.00%
Value at risk	$ 696	$ 7,776